Shareholder Report, Holdings (Details)	May 31, 2025
C000001874 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001874 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001874 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000001874 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000001874 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001874 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000001874 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001874 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000001874 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000001874 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001874 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000001874 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000001874 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000001874 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000001874 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001874 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001874 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001874 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000001874 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001874 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001874 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000001874 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000001874 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000001874 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001876 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000001876 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001876 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000001876 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000001876 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000001876 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000001876 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000001876 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000001876 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001876 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000001876 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000001876 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000001876 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000001876 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000001876 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000001876 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000001876 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000001876 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000001876 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000001876 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000001876 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000001876 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000001876 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000001876 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000001876 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000193018 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000193018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000193018 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000193018 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000193018 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000193018 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000193018 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000193018 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000193018 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000193018 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000193018 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000193018 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000193018 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000193018 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000193018 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000193018 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000193018 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000193018 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000193018 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000193018 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000193018 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000193018 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000193018 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000193018 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000193018 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000178765 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000178765 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000178765 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Total Investments	42.50%
C000178765 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000178765 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
C000178765 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%
C000178765 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000178765 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000178765 [Member] | Short term investments Quality [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000178765 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.20%
C000178765 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000178765 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000178765 [Member] | Development [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000178765 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000178765 [Member] | Education [Member]
Holdings [Line Items]
Percent of Total Investments	16.60%
C000178765 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000178765 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000178765 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000178765 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000178765 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000178765 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000178765 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Total Investments	87.60%
C000178765 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000178765 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000178765 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000001877 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001877 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001877 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001877 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000001877 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001877 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001877 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000001877 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000001877 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001877 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001877 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000001877 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001877 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001877 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001877 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001877 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001877 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001877 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001877 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000001877 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001877 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000001877 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001877 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001877 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000193019 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000193019 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000193019 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000193019 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000193019 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000193019 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000193019 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193019 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000193019 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193019 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193019 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193019 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193019 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000193019 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193019 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193019 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000193019 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000193019 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193019 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193019 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000193019 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000193019 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000193019 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000193019 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000193019 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000178766 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000178766 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000178766 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000178766 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000178766 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000178766 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000178766 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000178766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000178766 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178766 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000178766 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000178766 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000178766 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000178766 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178766 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000178766 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000178766 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178766 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000178766 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000178766 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000178766 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000178766 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000178766 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000178766 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000178766 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000001879 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000001879 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001879 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000001879 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000001879 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000001879 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000001879 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001879 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000001879 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001879 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000001879 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000001879 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000001879 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000001879 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001879 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001879 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000001879 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001879 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001879 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001879 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000001879 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001879 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000001879 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001879 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000001879 [Member] | Closed end funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236446 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236446 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236446 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236446 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236446 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236446 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236446 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236446 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000236446 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000236446 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236446 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236446 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236446 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236446 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236446 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236446 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236446 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236446 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000236446 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236446 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000236446 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236447 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236447 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236447 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236447 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236447 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236447 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236447 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236447 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000236447 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000236447 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236447 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236447 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236447 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236447 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236447 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236447 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236447 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236447 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000236447 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236447 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000236447 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236448 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236448 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236448 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236448 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236448 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236448 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236448 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236448 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000236448 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236448 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000236448 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236448 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236448 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236448 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236448 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236448 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236448 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236448 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236448 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236448 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000236448 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236448 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000236448 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236445 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000236445 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000236445 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000236445 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236445 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000236445 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236445 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000236445 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000236445 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236445 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000236445 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236445 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236445 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000236445 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000236445 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236445 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236445 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236445 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236445 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000236445 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	85.30%
C000236445 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000236445 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000236445 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%